Income Tax Expense - Details of Temporary Differences, Unused Tax Loss Carryforwards and Unused Tax Credits Carryforwards Which are Not Recognized as Deferred Tax Assets (Detail) - KRW (₩)
₩ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Investments in subsidiaries, associates and joint ventures	₩ (176,520)	₩ 8,365
Unused tax loss carryforwards	347,889	1,042,063
Unused tax credit carryforwards	34	1,037
Loss allowance [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Temporary differences	85,998	102,085
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Temporary differences	₩ 61,368	₩ 68,415